Net Loss Per Share - Summary of Pertinent Data Relating to Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Net loss	$ (5,118)	$ (6,042)
Basic weighted average number of shares outstanding (in shares)	41,083,163	17,494,472
Diluted weighted average number of shares outstanding (in shares)	41,083,163	17,494,472
Stock Options and DSUs [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	679,400	953,557
Warrants [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	44,901,366	6,629,144